FINANCIAL INSTRUMENTS (Details Narrative) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 20, 2021 USD ($)	Jan. 20, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Fair value gain loss	$ 1,427	¥ 9,246	$ 146	¥ 1,007	¥ 7,467